Shareholders' Equity - Shares Issued in Relation to Share-based Compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Stockholders Equity [Line Items]
Ordinary shares issued	0
Ordinary shares issued at fair value		€ 0.0	€ 36.9